Investments in Equity-Accounted Associates and Joint Ventures - Summary of Aggregate Financial Information Related to Proportionate Interest in Equity-Accounted Associates (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of associates [line items]
Net income	$ 55	$ 79	$ 92
Associates [member]
Disclosure of associates [line items]
Net income	4	12	4
OCI	1	1	(1)
Total comprehensive income	$ 5	$ 13	$ 3